Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Schedule of other liabilities
The detail of Other liabilities in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Transactions in transit	767	457	545
Accrued expenses and deferred income	9,136	8,445	7,084
Other	7,695	5,707	5,069
	17,598	14,609	12,698